Financial Assets and Liabilities - Schedule of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Financial assets by category
Cash and cash equivalents	€ 812,260	€ 616,041	€ 494,046	€ 559,543
Total financial assets	1,053,525	776,964
Classified in the statement of financial position
Non-current assets	26,489	10,870
Current assets	1,027,036	766,094
Financial liabilities by category
Royalty funding liabilities	301,800
Derivative liabilities	0	256,231
Total financial liabilities	566,240	1,219,720
Classified in the statement of financial position
Non-current liabilities	384,642	385,254
Current liabilities	181,598	834,466
Financial liabilities at amortised cost, class [member]
Financial liabilities by category
Convertible senior notes	0	429,391
Royalty funding liabilities	301,789	290,871
Lease liabilities	148,285	151,524
Trade payables and accrued expenses	103,920	90,657
Other liabilities (excluding indirect tax, and employee related payables)	12,246	1,046
Financial liabilities measured at amortized cost	566,240	963,489
Total financial liabilities	566,240
Financial liabilities at amortised cost, class [member] | Financial liabilities at fair value, class [member]
Financial liabilities by category
Financial liabilities measured at fair value through profit or loss	0	256,231
Financial assets at amortised cost, class [member]
Financial assets by category
Trade receivables	206,505	141,333
Lease receivables	26,073	10,268
Other receivables	8,687	9,322
Cash and cash equivalents	812,260	616,041
Financial assets measured at amortized cost	€ 1,053,525	€ 776,964